FORM D

SEC MAIL RECEIVED PROCESSING
OCT 3 1 2006
WASH. D.C. 185 SECTION

1380986

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC USE ONLY	
Prefix	Serial
[redacted]	

FORM D

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

06061491

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)

Option Grant re Quebec Mining Claims (10/06)

Filing Under (Check box(es) that apply): ☐Rule 504 ☐Rule 505 ☒Rule 506 ☐Section 4(6) ~~ULOE~~

Type of Filing ☒New Filing ☐Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)

Aldershot Resources Ltd.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
Suite 900, Two Bentall Centre, 555 Burrard Street, Vancouver, B.C. Canada, V7X 1M8	**(604) 682-6718**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

PROCESSED

Brief Description of Business

Junior Natural Resource – Mining and Mineral Claims

NOV 15 2006
THOMSON
FINANCIAL

Type of Business Organization

☒ corporation ☐ limited partnership, already formed ☐ LLC, already formed ☐ other (please specify):

☐ business trust ☐ limited partnership, to be formed ☐ LLC, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 9 Year 8 7 ☒ Actual ☐Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) C N

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General Partner Managing Partner

Full Name (Last name first, if individual)
Caddy, Jeremy

Business or Residence Address (Number and Street, City, State, Zip Code)
Suite 900, Two Bentall Centre, 555 Burrard Street, Vancouver, B.C. Canada, V7X 1M8

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General Partner Managing Partner

Full Name (Last name first, if individual)
DeMarte, Frank

Business or Residence Address (Number and Street, City, State, Zip Code)
Suite 900, Two Bentall Centre, 555 Burrard Street, Vancouver, B.C. Canada, V7X 1M8

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General Partner Managing Partner

Full Name (Last name first, if individual)
Clements, Michael

Business or Residence Address (Number and Street, City, State, Zip Code)
Suite 900, Two Bentall Centre, 555 Burrard Street, Vancouver, B.C. Canada, V7X 1M8

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General Partner Managing Partner

Full Name (Last name first, if individual)
Richardson, Brian

Business or Residence Address (Number and Street, City, State, Zip Code)
Suite 900, Two Bentall Centre, 555 Burrard Street, Vancouver, B.C. Canada, V7X 1M8

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General Partner Managing Partner

Full Name (Last name first, if individual)
Adam, Ian

Business or Residence Address (Number and Street, City, State, Zip Code)
Suite 900, Two Bentall Centre, 555 Burrard Street, Vancouver, B.C. Canada, V7X 1M8

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General Partner Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	☐	☒
2. What is the minimum investment that will be accepted from any individual?	$ N/A	
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

☐AL	☐AK	☐AZ	☐AR	☐CA	☐CO	☐CT	☐DE	☐DC	☐FL	☐GA	☐HI	☐ID
☐IL	☐IN	☐IA	☐KS	☐KY	☐LA	☐ME	☐MD	☐MA	☐MI	☐MN	☐MS	☐MO
☐MT	☐NE	☐NV	☐NH	☐NJ	☐NM	☐NY	☐NC	☐ND	☐OH	☐OK	☐OR	☐PA
☐RI	☐SC	☐SD	☐TN	☐TX	☐UT	☐VT	☐VA	☐WA	☐WV	☐WI	☐WY	☐PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

☐AL	☐AK	☐AZ	☐AR	☐CA	☐CO	☐CT	☐DE	☐DC	☐FL	☐GA	☐HI	☐ID
☐IL	☐IN	☐IA	☐KS	☐KY	☐LA	☐ME	☐MD	☐MA	☐MI	☐MN	☐MS	☐MO
☐MT	☐NE	☐NV	☐NH	☐NJ	☐NM	☐NY	☐NC	☐ND	☐OH	☐OK	☐OR	☐PA
☐RI	☐SC	☐SD	☐TN	☐TX	☐UT	☐VT	☐VA	☐WA	☐WV	☐WI	☐WY	☐PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

☐AL	☐AK	☐AZ	☐AR	☐CA	☐CO	☐CT	☐DE	☐DC	☐FL	☐GA	☐HI	☐ID
☐IL	☐IN	☐IA	☐KS	☐KY	☐LA	☐ME	☐MD	☐MA	☐MI	☐MN	☐MS	☐MO
☐MT	☐NE	☐NV	☐NH	☐NJ	☐NM	☐NY	☐NC	☐ND	☐OH	☐OK	☐OR	☐PA
☐RI	☐SC	☐SD	☐TN	☐TX	☐UT	☐VT	☐VA	☐WA	☐WV	☐WI	☐WY	☐PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity... **Common Shares: See attached "Exhibit A"**	$ **202,124**	$ **202,124**
☒ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify)	$	$
Total	$ **202,124**	$ **202,124**

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number of Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	$ **1**	$ **202,124**
Non-accredited Investors	$ **0**	$ **0**
Total (for filings under Rule 504 only)	$	$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☒	$ **50**
Printing and Engraving Costs	☐	$
Legal Fees	☒	$ **500**
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☐	$
Other Expenses (identify) - Finders fees paid regarding Canadian purchasers	☐	$
Total	☒	$ **550**

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer."........ $ 201,574

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	☐ $	☐ $
Purchase of real estate..........**40 Mineral Claims in Quebec, Canada**	☐ $	☒ $ 201,574
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☐ $
Other (specify)	☐ $	☐ $
Column Totals	☐ $	☒ $ 201,574
Total Payments Listed (column totals added)	☒ $ 201,574	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Aldershot Resources Ltd.	[signature]	**October 20, 2006**
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Michael Clements	**Director**	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

ALDERSHOT RESOURCES LTD. (the "Issuer")

"Exhibit A" of Form D

The aggregate offering amount of USD $202,124 stated under Items C.1 and C.2 of this Form D filed under Rule 506 of Regulation D represents the estimated aggregate offering amount of the maximum number of 1,000,000 fully-paid and non-assessable common shares to be issued by the above-referenced issuer over a five-year period in accordance with an option agreement (the "Agreement").

Pursuant to the terms and conditions of the Agreement, the Accredited Investor grants to the above-referenced issuer an option to purchase a maximum one hundred percent (100%) interest in 40 mineral claims located in the Province of Quebec, Canada.

The Agreement was executed on September 20, 2006 by the above-referenced issuer and an "Accredited Investor" (as defined by Rule 501(a) of Regulation D) residing in Florida and accepted by the TSX Venture Exchange on October 18, 2006 (the "Approval Date").

The Accredited Investor will not give the Issuer any additional future consideration in exchange for receiving all issuances of the common shares contemplated under the Agreement (as set forth below).

The filing of this Form D under Rule 506 is intended to cover all issuances of fully-paid and non-assessable common shares made by the Issuer subject to the terms and conditions of the Agreement and any subsequent amendments thereto.

The above-referenced issuer intends to make its first issuance of 200,000 common shares under the terms of the Agreement within 60 days of the Approval Date.

The above-referenced issuer intends to make its second issuance of 150,000 common shares under the terms of the Agreement on the first anniversary of the Approval Date.

The above-referenced issuer intends to make its third issuance of 150,000 common shares under the terms of the Agreement on the second anniversary of the Approval Date.

The above-referenced issuer intends to make its fourth issuance of 150,000 common shares under the terms of the Agreement on the third anniversary of the Approval Date.

The above-referenced issuer intends to make its fifth issuance of 150,000 common shares under the terms of the Agreement on the fourth anniversary of the Approval Date.

The above-referenced issuer intends to make its sixth issuance of 200,000 common shares under the terms of the Agreement on the fifth anniversary of the Approval Date.

The estimated offering amount of USD $202,124 was derived by multiplying the 1,000,000 shares to be issued over the five-year period by the closing share price of CDN $0.23 and converted to U.S. dollars using the Bank of Canada noon rate of USD/CDN $0.8788 as of the Approval Date.